Net income/(loss) per share (Details 2) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-vested ordinary shares, RSUs and options
Anti-dilutive securities
Anti-dilutive securities	149,343,638	160,431,097	146,268,314